STOCK BASED COMPENSATION (Tables)	5 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of option activity

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value of Unexercised Options
Balance at December 31, 2022	2,738,820	$1.94	8.4	$0
Options granted	–	–	–
Options exercised	–	–	–
Options forfeited/expired	–	–	–
Balance at June 30, 2023	2,738,820	$1.94	7.9	$0

Exercisable at December 31, 2022	2,169,088	$1.87	8.3	$0
Exercisable at June 30, 2023	2,283,224	$1.89	7.8	$0

Schedule of RSU activity

	RSU’s Outstanding	Weighted-Average Grant-Date Fair value per Unit
Nonvested as of December 31, 2022	446,525	$0.63
Granted	398,452	0.76
Vested	(206,302)	0.65
Forfeited	–	–
Nonvested as of June 30, 2023	638,675	$0.70

Schedule of stock-based compensation expense

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Sales and marketing	$78,688	$848	$106,997	$1,696
Research and development	2,055	3,064	5,615	6,129
General and administrative	55,888	697,593	106,551	716,802
Total share based compensation	$136,631	$701,505	$219,162	$724,627